Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2024
Employee Benefits [Abstract]
Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Japan	¥2,992	¥2,990	¥2,741
Foreign	14,387	13,782	15,956
Defined benefit costs	¥17,379	¥16,772	¥18,697

Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position

	JPY (millions) As of March 31, 2023
	Japan	Foreign	Total
Present value of defined benefit obligations	¥153,371	¥247,725	¥401,096
Fair value of plan assets	217,296	128,333	345,630
Effect of asset ceiling	41,311	—	41,311
Net defined benefit liabilities (assets)	¥(22,614)	¥119,392	¥96,777

Consolidated statements of financial position
Net defined benefit liabilities	¥8,202	¥119,392	¥127,594
Net defined benefit assets	30,816	—	30,816
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(22,614)	¥119,392	¥96,777

	JPY (millions) As of March 31, 2024
	Japan	Foreign	Total
Present value of defined benefit obligations	¥143,712	¥301,078	¥444,790
Fair value of plan assets	¥226,229	¥165,514	¥391,743
Effect of asset ceiling	63,422	—	63,422
Net defined benefit liabilities (assets)	¥(19,096)	¥135,564	¥116,469

Consolidated statements of financial position
Net defined benefit liabilities	¥8,317	¥135,564	¥143,882
Net defined benefit assets	27,413	—	27,413
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(19,096)	¥135,564	¥116,469

Summary of Changes in Present Value of the Defined Benefit Obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2023
	Japan	Foreign	Total
At beginning of the year	¥168,449	¥254,462	¥422,912
Current service cost	3,174	10,787	13,961
Interest cost	1,371	5,838	7,209
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	164	102	266
From changes in financial assumptions	(10,735)	(42,603)	(53,338)
Experience adjustments	459	3,477	3,935
Past service cost	—	(38)	(38)
Benefits paid	(9,511)	(9,955)	(19,467)
Contributions by the employees	—	3,807	3,807
Foreign currency translation differences	—	21,849	21,849
At end of the year	¥153,371	¥247,725	¥401,096

	JPY (millions) For the Year Ended March 31, 2024
	Japan	Foreign	Total
At beginning of the year	¥153,371	¥247,725	¥401,096
Current service cost	3,004	11,233	14,236
Interest cost	2,078	9,427	11,505
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(341)	197	(143)
From changes in financial assumptions	(5,508)	11,387	5,879
Experience adjustments	426	(4,628)	(4,202)
Past service cost	—	(67)	(67)
Benefits paid	(9,318)	(12,939)	(22,257)
Contributions by the employees	—	4,610	4,610
Foreign currency translation differences	—	34,132	34,132
At end of the year	¥143,712	¥301,078	¥444,790
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024
Balance at beginning of the year	¥30,953	¥41,311
Interest income	248	549
Remeasurement Changes in effect of asset ceiling	10,110	21,561
Balance at end of the year	¥41,311	¥63,422

Summary of Significant Actuarial Assumptions Used to Determine Present Value
Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
As of March 31, 2023
Japan	1.3%	—
Foreign	3.4%	3.0%
As of March 31, 2024
Japan	1.7%	—
Foreign	3.0%	3.1%

Schedule of Sensitivity Analysis for Actuarial Assumptions
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
As of March 31, 2023
Japan	+0.50%	(9,235)	+0.50%	—
	-0.50%	10,000	-0.50%	—
Foreign	+0.50%	(14,411)	+0.50%	3,578
	-0.50%	15,931	-0.50%	(3,278)
As of March 31, 2024
Japan	+0.50%	(8,414)	+0.50%	—
	-0.50%	9,092	-0.50%	—
Foreign	+0.50%	(17,458)	+0.50%	4,463
	-0.50%	19,599	-0.50%	(4,129)

Schedule of Changes in Fair Value of Plan Assets and Breakdown by Asset Class
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024
Balance at beginning of the year	¥342,503	¥345,630
Interest income on plan assets	4,608	7,527
Remeasurement of defined benefit plans Return on plan assets	(15,712)	15,923
Contributions by the employer	12,769	14,758
Contributions by the employees	3,807	4,610
Benefits paid	(13,589)	(15,161)
Foreign currency translation differences	11,244	18,457
Balance at end of the year	¥345,630	¥391,743
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2023		2024
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥9,911	¥2,178	¥11,796	¥2,803
Foreign	38,277	81,265	53,396	86,372
Bonds:
Japan	14,567	17,405	399	17,276
Foreign	10,407	33,893	33,153	79,251
Life insurance company general accounts	—	70,775	—	70,070
Investment trust funds	—	40,026	—	—
Cash and cash equivalent	7,681	—	10,951	—
Others	517	18,727	1,541	24,736
Total plan assets	¥81,360	¥264,269	¥111,236	¥280,507

Summary of Major Employee Benefits Expenses other than Retirement Benefits
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Salary	¥458,039	¥573,080	¥688,316
Bonuses	127,888	133,792	161,821
Other	187,440	237,857	274,094